UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411
(Investment Company Act file number)

The James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road
Xenia, Ohio 45385
(Address of principal executive offices) (Zip code)

(937) 426-7640
(Registrant's telephone number)

Barry R. James
P.O. Box 8
Alpha, Ohio 45301
(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 - September 30, 2017

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-43.67%
	Basic Materials-4.45%
308,665	AK Steel Holding Corp.*	$1,725,437
291,570	Avery Dennison Corp.	28,672,994
419,365	Celanese Corp., Series A	43,727,189
223,700	Cliffs Natural Resources Inc*	1,599,455
109,000	Consol Energy Inc*	1,846,460
275,350	Cooper Tire & Rubber Co.	10,298,090
186,445	DowDuPont, Inc.	12,907,587
19,900	Eastman Chemical Co.	1,800,751
87,095	Ferro Corp.*	1,942,218
96,700	Harsco Corp.*	2,021,030
65,405	Huntsman Corp.	1,793,405
17,400	Kaiser Aluminum Corp.	1,794,636
18,870	KMG Chemicals, Inc.	1,035,586
30,130	Koppers Holdings, Inc.*	1,390,500
89,325	Kronos Worldwide, Inc.	2,039,290
68,260	Louisiana-Pacific Corp.*	1,848,481
18,815	LyondellBasell Industries NV, Class A	1,863,626
459,620	Newmont Mining Corp.	17,240,346
121,830	Platform Specialty Products Corp.*	1,358,405
46,445	Steel Dynamics, Inc.	1,600,959
32,700	Worthington Industries, Inc.	1,504,200
		140,010,645

	Consumer, Cyclical-7.17%
26,800	AMC Networks, Inc., Class A*	1,566,996
33,500	American Airlines Group, Inc.	1,590,915
183,800	Arcos Dorados Holdings, Inc., Class A*	1,847,190
26,150	Atlas Air Worldwide Holdings, Inc.*	1,720,670
183,060	Avianca Holdings SA, Sponsored ADR	1,420,546
567,210	Best Buy Co., Inc.	32,308,282
262,895	Big Lots, Inc.	14,083,285
100,595	Builders FirstSource, Inc.*	1,809,704
24,560	Carnival Corp.	1,585,839
33,035	Central Garden & Pet Co., Class A*	1,228,572
73,030	Century Communities, Inc.*	1,803,841
14,115	Children's Place, Inc.	1,667,687
60,060	China Yuchai International, Ltd.	1,336,936
41,900	Comcast Corp., Class A	1,612,312
197,840	Container Store Group, Inc.*	832,906
13,310	Copa Holdings SA, Class A	1,657,494
25,500	Deckers Outdoor Corp.*	1,744,455
33,300	Delta Air Lines, Inc.	1,605,726
22,700	Dillard's, Inc., Class A	1,272,789
68,885	Discovery Communications, Inc., Class A*	1,466,562
72,680	Discovery Communications, Inc., Class C*	1,472,497
46,125	DR Horton, Inc.	1,841,771
86,035	Extended Stay America, Inc.	1,720,700
140,740	Fiat Chrysler Automobiles NV*	2,520,653
42,520	Flexsteel Industries, Inc.	2,155,764
761,270	Ford Motor Co.	9,112,402
76,300	GameStop Corp., Class A	1,576,358
68,100	Gap, Inc.	2,010,993
47,260	General Motors Co.	1,908,359
44,930	Haverty Furniture Cos., Inc.	1,174,919
231,310	Hawaiian Holdings, Inc.*	8,685,690
49,940	Herman Miller, Inc.	1,792,846
28,400	Hyatt Hotels Corp., Class A*	1,754,836

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
38,240	Insight Enterprises, Inc.*	$1,755,981
310,400	JC Penney Co., Inc*	1,182,624
76,800	JetBlue Airways Corp.*	1,423,104
71,710	KB Home	1,729,645
62,710	Kimball International, Inc., Class B	1,239,777
39,100	Kohl's Corp.	1,784,915
27,500	Las Vegas Sands Corp.	1,764,400
50,700	La-Z-Boy, Inc.	1,363,830
120,350	Lennar Corp., Class A	6,354,480
16,200	Lithia Motors, Inc., Class A	1,949,022
61,880	M/I Homes, Inc.*	1,654,052
14,835	Marriott Vacations Worldwide Corp.	1,847,403
28,875	Meredith Corp.	1,602,563
160,590	Meritage Homes Corp.*	7,130,196
53,000	MGM Resorts International	1,727,270
79,570	MSG Networks, Inc., Class A*	1,686,884
88,100	New York Times Co., Class A	1,726,760
35,400	Nordstrom, Inc.	1,669,110
26,700	Nu Skin Enterprises, Inc., Class A	1,641,516
600	NVR, Inc.*	1,713,000
273,850	Office Depot, Inc.	1,243,279
22,500	Patrick Industries, Inc.*	1,892,250
40,800	Penske Automotive Group, Inc.	1,940,856
13,900	Royal Caribbean Cruises, Ltd.	1,647,706
41,100	Rush Enterprises, Inc., Class A*	1,902,519
79,400	Sally Beauty Holdings, Inc.*	1,554,652
19,000	Scripps Networks Interactive, Inc., Class A	1,631,910
50,300	Select Comfort Corp.*	1,561,815
37,400	Sensata Technologies Holding NV*	1,797,818
52,665	Sinclair Broadcast Group, Inc., Class A	1,687,913
46,090	SkyWest, Inc.	2,023,351
27,700	SodaStream International, Ltd.*	1,840,665
229,725	Southwest Airlines Co.	12,860,006
63,800	SPX Corp.*	1,871,892
7,800	Stamps.com, Inc.*	1,580,670
39,300	Steven Madden, Ltd.*	1,701,690
28,500	Target Corp.	1,681,785
73,600	Taylor Morrison Home Corp., Class A*	1,622,880
27,600	Tempur Sealy International, Inc.*	1,780,752
15,935	Thor Industries, Inc.	2,006,376
115,150	Tilly's, Inc., Class A	1,380,649
50,000	Time Warner, Inc.	5,122,500
118,300	Travelport Worldwide, Ltd.	1,857,310
60,340	Twenty-First Century Fox, Inc., Class B	1,556,169
24,725	United Continental Holdings, Inc.*	1,505,258
149,005	Wal-Mart Stores, Inc.	11,643,251
47,800	Winnebago Industries, Inc.	2,139,050
		225,871,999

	Consumer, Non-cyclical-4.39%
49,390	Adtalem Global Education, Inc.	1,770,631
10,700	Aetna, Inc.	1,701,407
80,625	Anthem, Inc.	15,309,075
21,850	Brink's Co.	1,840,862
20,200	Centene Corp.*	1,954,754
117,400	Corcept Therapeutics, Inc.*	2,265,820
29,500	ExlService Holdings, Inc.*	1,720,440
26,935	Express Scripts Holding Co.*	1,705,524
92,700	First Data Corp., Class A*	1,672,308
56,300	Genpact Ltd.	1,618,625
97,150	Grand Canyon Education, Inc.*	8,823,163
55,200	H&R Block, Inc.	1,461,696
39,800	Halyard Health, Inc.*	1,792,194

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
6,700	Humana, Inc.	$1,632,321
15,900	ICON PLC*	1,810,692
35,895	John B Sanfilippo & Son, Inc.	2,416,092
46,390	Kelly Services, Inc., Class A	1,163,925
10,600	Laboratory Corp. of America Holdings*	1,600,282
66,070	Lantheus Holdings, Inc.*	1,176,046
145,858	ManpowerGroup, Inc.	17,184,990
20,560	Medifast, Inc.	1,220,647
45,000	Merck & Co., Inc.	2,881,350
78,000	OraSure Technologies, Inc.*	1,755,000
700,000	Pfizer, Inc.	24,990,000
65,000	Pilgrim's Pride Corp.*	1,846,650
15,700	Quest Diagnostics, Inc.	1,470,148
113,669	Sanderson Farms, Inc.	18,359,817
380	Seaboard Corp.	1,711,900
41,800	TeleTech Holdings, Inc.	1,745,150
80,000	Toro Co.	4,964,800
43,100	TriNet Group, Inc.*	1,449,022
29,600	Universal Corp.	1,696,080
31,500	Viad Corp.	1,918,350
36,300	Weight Watchers International, Inc.*	1,580,865
		138,210,626

	Energy-0.88%
149,950	Andeavor	15,467,342
380,305	Chesapeake Energy Corp.*	1,635,311
139,600	Diamond Offshore Drilling, Inc.*	2,024,200
92,540	FutureFuel Corp.	1,456,580
152,200	Gulfport Energy Corp.*	2,182,548
11,040	REX American Resources Corp.*	1,035,883
88,890	Star Gas Partners LP	1,008,902
275,800	Transocean, Ltd.*	2,967,608
		27,778,374

	Financial-10.28%
36,495	Aaron's, Inc.	1,592,277
33,590	AerCap Holdings NV*	1,716,785
20,600	Aflac, Inc.	1,676,634
79,400	AGNC Investment Corp., REIT	1,721,392
69,655	Aircastle, Ltd.	1,552,610
17,700	Allstate Corp.	1,626,807
73,155	Ally Financial, Inc.	1,774,740
60,200	American Equity Investment Life Holding Co.	1,750,616
132,248	American Financial Group, Inc.	13,681,056
25,900	American International Group, Inc.	1,590,001
11,200	Ameriprise Financial, Inc.	1,663,312
64,600	ARMOUR Residential, Inc., REIT	1,737,740
180,920	Ashford Hospitality Trust, Inc., REIT	1,206,736
37,780	Assured Guaranty, Ltd.	1,426,195
72,140	B. Riley Financial, Inc.	1,229,987
67,180	Bank of America Corp.	1,702,341
109,000	Bank of Montreal	8,252,390
31,100	Bank of New York Mellon Corp.	1,648,922
131,100	BGC Partners, Inc., Class A	1,897,017
45,425	CBRE Group, Inc., Class A*	1,720,699
647,426	Chimera Investment Corp., REIT	12,249,300
35,300	CIT Group, Inc.	1,731,465
24,300	Citigroup, Inc.	1,767,582
47,400	Citizens Financial Group, Inc.	1,795,038
31,550	CNA Financial Corp.	1,585,387
70,600	CNO Financial Group, Inc.	1,647,804
39,230	CorEnergy Infrastructure Trust, Inc., REIT	1,386,780
6,020	Credit Acceptance Corp.*	1,686,623

Shares or Principal Amount		Value
	Financial (continued)
192,410	CYS Investments, Inc., REIT	$1,662,422
93,000	Deutsche Bank AG	1,607,040
148,800	DiamondRock Hospitality Co., REIT	1,629,360
40,600	E*trade Financial Corp*	1,770,566
39,400	Employers Holdings, Inc.	1,790,730
80,320	Enova International, Inc.*	1,080,304
20,000	ePlus, Inc.*	1,849,000
42,405	Essent Group, Ltd.*	1,717,403
21,785	Evercore Partners, Inc., Class A	1,748,246
6,265	Everest Re Group, Ltd.	1,430,863
123,300	EZCORP, Inc., Class A*	1,171,350
60,900	Federated Investors, Inc., Class B	1,808,730
893,950	Fifth Third Bancorp	25,012,721
34,600	First American Financial Corp.	1,728,962
291,565	First BanCorp*	1,492,813
51,500	Flagstar Bancorp, Inc.*	1,827,220
96,700	Forestar Group, Inc.*	1,589,748
116,550	Franklin Resources, Inc.	5,187,640
7,270	Goldman Sachs Group, Inc.	1,724,371
29,900	Hartford Financial Services Group, Inc.	1,657,357
91,850	Host Hotels & Resorts, Inc., REIT	1,698,307
46,790	Houlihan Lokey, Inc.	1,830,893
125,300	Huntington Bancshares, Inc.	1,749,188
48,400	Invesco, Ltd.	1,695,936
48,910	Jernigan Capital, Inc., REIT	1,005,101
522,325	JPMorgan Chase & Co.	49,887,261
43,600	Legg Mason, Inc.	1,713,916
101,200	LGI Homes, Inc.*	4,915,284
22,460	Lincoln National Corp.	1,650,361
36,500	LPL Financial Holdings, Inc.	1,882,305
59,070	Maui Land & Pineapple Co., Inc.*	824,027
34,400	MetLife, Inc.	1,787,080
142,555	MGIC Investment Corp.*	1,786,214
42,200	Moelis & Co., Class A	1,816,710
34,955	Morgan Stanley	1,683,782
20,310	MutualFirst Financial, Inc.	780,920
92,455	Nationstar Mortgage Holdings, Inc.*	1,716,889
377,630	Nelnet, Inc., Class A	19,070,315
100,345	New Residential Investment Corp., REIT	1,678,772
117,400	OM Asset Management PLC	1,751,608
51,100	Pebblebrook Hotel Trust, REIT	1,846,754
55,920	People's Utah Bancorp	1,814,604
17,880	Piper Jaffray Cos.	1,061,178
12,600	PNC Financial Services Group, Inc.	1,698,102
35,100	Potlatch Corp., REIT	1,790,100
150,325	Principal Financial Group, Inc.	9,671,911
95,855	Radian Group, Inc.	1,791,530
112,600	Regions Financial Corp.	1,714,898
12,000	Reinsurance Group of America, Inc.	1,674,360
11,200	RenaissanceRe Holdings, Ltd.	1,513,568
17,700	State Street Corp.	1,691,058
33,100	Stifel Financial Corp.	1,769,526
105,300	Sunstone Hotel Investors, Inc., REIT	1,692,171
28,900	SunTrust Banks, Inc.	1,727,353
20,100	T Rowe Price Group, Inc.	1,822,065
106,000	TCF Financial Corp.	1,806,240
112,700	Third Point Reinsurance, Ltd.*	1,758,120
204,470	Torchmark Corp.	16,376,002
78,520	TPG Specialty Lending, Inc.	1,645,779
508,060	Unum Group	25,977,108
35,010	Walker & Dunlop, Inc.*	1,832,073
86,700	Western Union Co.	1,664,640
3,531	World Acceptance Corp.*	292,685

Shares or Principal Amount		Value
	Financial (continued)
83,800	Xenia Hotels & Res., REIT	$1,763,990
36,500	Zions Bancorporation	1,722,070
		323,547,836

	Industrial-5.38%
110,560	Advanced Emissions Solutions, Inc.	1,212,843
454,090	American Axle & Manufacturing Holdings, Inc.*	7,982,902
85,570	Argan, Inc.	5,754,582
35,700	Armstrong World Industries, Inc.*	1,829,625
27,700	Barnes Group, Inc.	1,951,188
29,400	Berry Global Group, Inc.*	1,665,510
35,700	BorgWarner, Inc.	1,828,911
53,560	CAI International, Inc.*	1,623,939
72,130	Casella Waste Systems, Inc., Class A*	1,356,044
14,600	Caterpillar, Inc.	1,820,766
146,090	Costamare, Inc.	902,836
10,465	Cummins, Inc.	1,758,434
67,955	Dana, Inc.	1,900,022
35,100	Deere & Co.	4,408,209
17,795	Delphi Automotive PLC	1,751,028
233,835	DHT Holdings, Inc.	930,663
22,400	FedEx Corp.	5,052,992
26,140	GATX Corp.	1,609,178
43,300	Generac Holdings, Inc.*	1,988,769
177,000	Global Brass & Copper Holdings, Inc.	5,982,600
14,400	Graco, Inc.	1,781,136
36,080	Greenbrier Cos., Inc.	1,737,252
11,200	Lear Corp.	1,938,496
740,890	Magna International, Inc.	39,548,708
38,730	MasTec, Inc.*	1,797,072
86,855	Meritor, Inc.*	2,259,099
95,230	Milacron Holdings Corp.*	1,605,578
15,030	NACCO Industries, Inc., Class A	1,289,574
94,300	NCI Building Systems, Inc.*	1,471,080
36,820	NN, Inc.	1,067,780
22,285	Oshkosh Corp.	1,839,404
24,440	Owens Corning	1,890,434
68,830	Owens-Illinois, Inc.*	1,731,763
10,300	Parker-Hannifin Corp.	1,802,706
109,700	Ply Gem Holdings, Inc.*	1,870,385
86,990	Quad/Graphics, Inc.	1,966,844
45,800	Quanta Services, Inc.*	1,711,546
31,600	Saia, Inc.*	1,979,740
64,970	Stoneridge, Inc.*	1,287,056
30,385	Tenneco, Inc.	1,843,458
56,550	Tower International, Inc.	1,538,160
21,300	Trex Co., Inc.*	1,918,491
69,900	TriMas Corp.*	1,887,300
238,385	United Rentals, Inc.*	33,073,535
54,900	Vectrus, Inc.*	1,693,116
14,475	Visteon Corp.*	1,791,571
15,685	Zebra Technologies Corp., Class A*	1,703,077
		169,335,402

	Technology-8.62%
752,637	ACCO Brands Corp.*	8,956,380
23,635	Advanced Energy Industries, Inc.*	1,908,763
9,600	Amgen, Inc.	1,789,920
183,425	Amkor Technology, Inc.*	1,935,134
38,060	Applied Materials, Inc.	1,982,545
23,500	Applied Optoelectronics, Inc.*	1,519,745
338,000	Arrow Electronics, Inc.*	27,178,580
51,100	Benchmark Electronics, Inc.*	1,745,065

Shares or Principal Amount		Value
	Technology (continued)
5,800	Biogen, Inc.*	$1,816,096
73,100	Blucora, Inc.*	1,849,430
7,000	Boeing Co.	1,779,470
31,000	Broadcom, Ltd.	7,518,740
68,275	Brooks Automation, Inc.	2,072,829
61,200	Bruker Corp.	1,820,700
55,000	Cabot Microelectronics Corp.	4,396,150
65,800	Ciena Corp.*	1,445,626
29,475	Cirrus Logic, Inc.*	1,571,607
487,810	Corning, Inc.	14,595,275
119,300	Cypress Semiconductor Corp.	1,791,886
291,500	Deluxe Corp.	21,267,840
62,400	Diodes, Inc.*	1,867,632
44,890	Ducommun, Inc.*	1,438,724
54,300	Engility Holdings, Inc.*	1,883,124
67,340	Entegris, Inc.*	1,942,759
92,500	EVERTEC, Inc.	1,466,125
61,500	Exelixis, Inc.*	1,490,145
65,800	Finisar Corp.*	1,458,786
35,040	First Solar, Inc.*	1,607,635
22,800	Gilead Sciences, Inc.	1,847,256
86,600	HP, Inc.	1,728,536
132,400	Innoviva, Inc.*	1,869,488
507,500	Intel Corp.	19,325,600
23,370	InterDigital, Inc.	1,723,538
11,700	International Business Machines Corp.	1,697,436
164,900	Iridium Communications, Inc.*	1,698,470
59,200	Juniper Networks, Inc.	1,647,536
83,365	Kulicke & Soffa Industries, Inc.*	1,798,183
10,700	Lam Research Corp.	1,979,928
29,600	Leidos Holdings, Inc.	1,752,912
54,930	Lockheed Martin Corp.	17,044,230
46,510	Logitech International SA	1,695,755
19,800	Microchip Technology, Inc.	1,777,644
57,970	Micron Technology, Inc.*	2,279,960
32,600	Microsemi Corp.*	1,678,248
21,070	MKS Instruments, Inc.	1,990,062
22,165	Moog, Inc., Class A*	1,849,226
18,890	Motorola Solutions, Inc.	1,603,194
46,225	NCR Corp.*	1,734,362
17,500	Northrop Grumman Corp.	5,035,100
181,300	Oclaro, Inc.*	1,564,619
264,340	Orbotech, Ltd.*	11,157,791
85,720	PC Connection, Inc.	2,416,447
16,700	Sina Corp.*	1,914,655
23,700	Spirit AeroSystems Holdings, Inc., Class A	1,841,964
199,200	Sprint Corp.*	1,549,776
93,535	Stars Group, Inc.*	1,917,468
61,900	Sykes Enterprises, Inc.*	1,805,004
263,650	SYNNEX Corp.	33,354,362
90,700	Syntel, Inc.	1,782,255
20,820	TE Connectivity, Ltd.	1,729,309
49,610	Teradyne, Inc.	1,849,957
91,200	TiVo Corp.	1,810,320
26,200	T-Mobile US, Inc.*	1,615,492
26,100	Total System Services, Inc.	1,709,550
65,625	Tower Semiconductor, Ltd.*	2,017,969
123,560	TTM Technologies, Inc.*	1,899,117
94,300	Vishay Intertechnology, Inc.	1,772,840
20,535	Western Digital Corp.	1,774,224
		271,336,494

Shares or Principal Amount	Value
	Utilities-2.50%
947,300	AT&T, Inc.	$37,105,741
77,000	Atlantica Yield PLC	1,516,900
289,850	CenterPoint Energy, Inc.	8,466,518
79,620	DTE Energy Co.	8,548,003
21,690	Entergy Corp.	1,656,248
69,000	NRG Energy, Inc.	1,765,710
46,200	OGE Energy Corp.	1,664,586
24,135	PG&E Corp.	1,643,352
116,010	Pinnacle West Capital Corp.	9,809,806
118,220	PNM Resources, Inc.	4,764,266
36,500	Public Service Enterprise Group, Inc.	1,688,125
		78,629,255

TOTAL COMMON STOCKS
(Cost $1,029,327,393)		1,374,720,631

EXCHANGE TRADED FUNDS-0.83%
92,910	iShares® MSCI All Peru Capped ETF	3,603,979
35,000	iShares® MSCI Brazil Capped ETF	1,459,150
109,760	iShares® MSCI Canada ETF	3,176,454
94,410	iShares® MSCI Chile Capped ETF	4,590,214
40,000	iShares® MSCI Eurozone ETF	1,732,800
45,000	iShares® MSCI France ETF	1,390,500
15,590	iShares® MSCI Philippines ETF	576,362
10,000	iShares® MSCI South Korea Capped ETF	690,600
30,000	iShares® MSCI Taiwan Capped ETF	1,083,000
7,000	iShares® National AMT-Free Municipal Bond ETF	776,090
454,760	iShares® Silver Trust ETF*	7,157,922

TOTAL EXCHANGE TRADED FUNDS
(Cost $21,854,097)		26,237,071

Shares or Principal Amount		Value
CORPORATE BONDS-11.12%
	Basic Materials-0.05%
$1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,580,359

	Communications-0.27%
8,000,000	Alphabet, Inc., 3.625%, 5/19/21	8,460,258

	Consumer, Cyclical-0.64%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,984,608
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,075,040
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,585,232
785,000	McDonald's Corp., 5.700%, 2/1/39	956,343
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,456,483
		20,057,706
	Consumer, Non-cyclical-1.53%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,441,638
1,950,000	Dr Pepper Snapple Group, Inc., 2.530%, 11/15/21	1,954,271
3,000,000	Hershey Co., 4.125%, 12/1/20	3,189,625
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,206,052
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	5,130,455
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	10,893,764
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,228,065
		48,043,870
	Energy-1.45%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,070,158
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,178,026
8,271,000	Chevron Corp., 3.326%, 11/17/25	8,499,674
2,000,000	Phillips 66, 4.300%, 4/1/22	2,147,538

Shares or Principal Amount		Value
	Energy (continued)
$5,050,000	Shell International Finance BV, 2.375%, 8/21/22	$5,062,512
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,774,991
2,625,000	Shell International Finance BV, 4.375%, 5/11/45	2,809,977
10,000,000	Statoil ASA, 2.250%, 11/8/19	10,078,962
		45,621,838
	Financial-3.81%
8,000,000	Aflac, Inc., 3.625%, 11/15/24	8,433,389
3,000,000	American Express Credit Corp., 2.125%, 7/27/18	3,013,592
5,250,000	American Express Credit Corp., 2.600%, 9/14/20	5,333,575
5,000,000	Australia & New Zealand Banking Group, Ltd., 2.625%, 5/19/22	5,004,850
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,572,118
10,000,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	10,094,836
10,000,000	Goldman Sachs Group, Inc., 2.600%, 4/23/20	10,088,507
10,000,000	HSBC Holdings PLC, 4.000%, 3/30/22	10,567,279
11,000,000	JPMorgan Chase & Co., 4.250%, 10/15/20	11,658,375
5,000,000	National Australia Bank, Ltd., 2.500%, 5/22/22	4,991,833
5,000,000	National Rural Utilities Cooperative Finance Corp., 2.450%, 6/15/22	4,943,961
15,956,000	PNC Bank NA, 1.950%, 3/4/19	15,997,340
6,000,000	PNC Bank NA, 2.950%, 2/23/25	6,008,410
5,000,000	UBS AG, 5.875%, 12/20/17	5,046,524
5,305,000	US Bank NA Cincinnati, 3M US L + 0.32%, 1/24/20(a)	5,321,524
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	5,033,185
		120,109,298
	Industrial-0.85%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,073,403
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,578,991
10,000,000	General Electric Co., 3M US L + 0.80%, 4/15/20(a)	10,149,022
1,000,000	General Electric Co., 2.700%, 10/9/22	1,018,618
2,000,000	General Electric Co., 6.875%, 1/10/39	2,929,425
5,000,000	United Parcel Service, Inc., 2.350%, 5/16/22	5,038,136
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,125,869
		26,913,464
	Technology-2.34%
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,401,586
10,000,000	Apple, Inc., 3M US L + 0.20%, 2/7/20(a)	10,018,463
4,840,000	Gilead Sciences, Inc., 4.600%, 9/1/35	5,341,192
5,000,000	Intel Corp., 3.300%, 10/1/21	5,233,583
5,000,000	Intel Corp., 2.875%, 5/11/24	5,060,412
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,840,401
9,000,000	Microsoft Corp., 1.850%, 2/6/20	9,035,596
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,570,142
7,266,000	Oracle Corp., 2.500%, 10/15/22	7,316,981
6,000,000	Oracle Corp., 2.400%, 9/15/23	5,963,809
10,000,000	QUALCOMM, Inc., 4.650%, 5/20/35	10,906,839
		73,689,004
	Utilities-0.18%
1,000,000	Georgia Power Co., 5.400%, 6/1/18	1,023,578
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,746,274
		5,769,852
TOTAL CORPORATE BONDS
(Cost $343,974,317)		350,245,649

Shares or Principal Amount		Value
MUNICIPAL BONDS-6.31%
	Connecticut-0.19%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	5,968,727

	Florida-0.44%
10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	12,833,672
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,033,230
		13,866,902

Shares or Principal Amount		Value
	Georgia-0.29%
$3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, Partially Prefunded, 4.500%, 1/1/29(b)	$3,103,320
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	5,895,550
		8,998,870
	Hawaii-0.33%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,544,040

	Illinois-0.03%
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,006,050

	Maryland-0.16%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,075,050

	Ohio-1.95%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,407,684
6,395,000	City of Cincinnati General Obligation Unlimited Bonds, Series A,, 3.000%, 12/1/27	6,637,434
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,897,500
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,140,400
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,566,350
11,000,000	5.500%, 1/1/51	12,157,090
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/1/18 @ 100, 5.000%, 12/1/33(b)	1,150,787
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/1/18 @ 100, 5.000%, 12/1/26(b)	513,105
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,197,010
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @ 100, 5.000%, 12/1/28(b)	109,848
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	584,800
	State of Ohio General Obligation Unlimited Bonds, Series A, Prefunded 3/1/18 @ 100:
365,000	5.375%, 9/1/28(b)	371,563
635,000	5.375%, 9/1/28(b)	646,550
3,475,000	State of Ohio General Obligation Unlimited Bonds, Series C, 5.000%, 9/1/19	3,736,737
6,900,000	State of Ohio General Obligation Unlimited Bonds, Series S, 5.000%, 5/1/28	8,414,688
790,000	The Ohio State University Revenue Bonds, Series A, Prefunded 12/01/18 @100, 5.000%, 12/1/28(b)	826,474
105,000	The Ohio State University Revenue Bonds, Series A, Unrefunded, 5.000%, 12/1/28	109,760
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,014,610
		61,482,390
	Pennsylvania-1.45%
	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series:
20,000,000	5.000%, 6/1/24	22,867,800
12,005,000	5.000%, 3/15/25	14,221,483
7,050,000	5.000%, 9/15/26	8,530,994
		45,620,277
	Tennessee-0.18%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,705,800

	Texas-0.74%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), Prefunded 2/15/18 @ 100, 5.000%, 2/15/37(b)	1,014,890
5,000,000	Houston Texas Independent School District General Obligation Limited Bonds, Series A, 5.000%, 2/15/28	6,077,200
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,886,372
7,620,000	Referendum Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	9,358,046
	Tyler Independent School District General Obligation Unlimited Bonds, Prefunded 2/15/18 @ 100:
475,000	5.000%, 2/15/34(b)	481,982
290,000	5.000%, 2/15/34(b)	294,263
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	238,314
		23,351,067
	Washington-0.37%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,242,800

Shares or Principal Amount		Value
	Washington (continued)
$5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	$6,368,770
		11,611,570
	Wisconsin-0.18%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(b)	5,661,500

TOTAL MUNICIPAL BONDS
(Cost $195,095,739)		198,892,243

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-7.27%
	Federal Agricultural Mortgage Corporation-0.32%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	10,011,643

	Federal Farm Credit Banks-1.76%
10,000,000	1.170%, 5/16/19	9,939,530
10,000,000	2.350%, 5/2/24	9,846,340
5,725,000	2.750%, 11/6/26	5,772,855
10,000,000	3.300%, 3/22/27	10,036,030
10,000,000	2.800%, 6/2/28	9,768,580
10,000,000	3.220%, 3/26/31	10,119,250
		55,482,585
	Federal Home Loan Banks-4.13%
50,000,000	1.000%, 8/28/18	49,802,200
11,250,000	1.200%, 5/23/19	11,151,326
5,000,000	1.600%, 10/22/20	4,956,780
10,000,000	2.050%, 6/9/23	9,880,430
10,000,000	2.875%, 6/13/25	10,340,490
10,000,000	2.620%, 4/28/26	9,767,500
10,000,000	3.000%, 7/12/27	9,823,990
5,981,481	3.000%, 4/18/31	5,955,803
19,000,000	2.000%, 6/30/31(c)	18,332,093
		130,010,612
	Federal Home Loan Mortgage Corporation-0.48%
5,000,000	1.125%, 8/26/19(c)	4,981,185
10,000,000	1.800%, 4/13/20	9,991,780
		14,972,965
	Tennessee Valley Authority-0.42%
10,000,000	5.250%, 9/15/39	13,106,700

	United States Department of Housing and Urban Development-0.16%
5,000,000	2.050%, 8/1/19	5,020,310

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $230,742,931)		228,604,815

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-0.48%
	Federal National Mortgage Association-0.39%
10,444,719	3.500%, 9/1/33	10,912,756
1,266,015	4.500%, 9/1/40	1,333,024
		12,245,780

Shares or Principal Amount		Value
	Government National Mortgage Association-0.09%
$2,732,073	4.000%, 12/20/40	$2,898,437

TOTAL MORTGAGE BACKED SECURITIES
(Cost $14,765,269)		15,144,217

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-25.08%
	U.S. Treasury Bonds-7.88%
$97,500,000	2.625%, 11/15/20	100,333,594
48,000,000	2.125%, 5/15/25	47,673,750
60,000,000	2.000%, 8/15/25	58,947,656
40,000,000	3.000%, 2/15/47	41,117,187
		248,072,187
	U.S. Treasury Notes-13.94%
5,000,000	0.875%, 11/15/17	4,998,755
80,000,000	2.750%, 2/15/19	81,437,500
30,000,000	1.250%, 6/30/19	29,891,016
25,000,000	0.750%, 7/15/19	24,685,547
100,000,000	1.375%, 9/15/20	99,289,062
30,000,000	1.375%, 9/30/20	29,771,484
25,000,000	1.750%, 5/31/22	24,828,125
75,000,000	2.000%, 6/30/24	74,299,804
70,000,000	2.125%, 7/31/24	69,860,547
		439,061,840
	United States Treasury Inflation Indexed Bonds-3.26%
30,964,720	1.625%, 1/15/18	31,167,926
32,583,300	0.625%, 7/15/21	33,477,167
37,854,250	0.125%, 1/15/22	37,959,046
		102,604,139
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $788,890,230)		789,738,166

Shares or Principal Amount		Value
FOREIGN BONDS-0.86%
	Australia Government Bond-0.26%
AUD 10,000,000	5.250%, 3/15/19	8,225,263

	New Zealand Government Bond-0.36%
NZD 15,000,000	5.000%, 3/15/19	11,306,746

	Singapore Government-0.24%
SGD 10,000,000	2.250%, 6/1/21	7,545,615

TOTAL FOREIGN BONDS
(Cost $27,483,770)		27,077,624

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-4.23%
	Mutual Fund-4.23%
133,178,208	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.883%	133,178,208

TOTAL SHORT TERM INVESTMENTS
(Cost $133,178,208)		133,178,208

TOTAL INVESTMENT SECURITIES-99.85%
(Cost $2,785,311,954)		3,143,838,624
OTHER ASSETS IN EXCESS OF LIABILITIES-0.15%		4,724,410
NET ASSETS-100.00%		$3,148,563,034

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)
Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)
Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.

(c)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of September 30, 2017.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
3M US L - 3 Month LIBOR as of September 30, 2017 was 1.33%

AUD - Australian Dollar
NZD - New Zealand Dollar
SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-99.69%
	Basic Materials-8.34%
149,090	AK Steel Holding Corp.*	$833,413
42,100	Ferro Corp.*	938,830
46,720	Harsco Corp.*	976,448
8,430	Kaiser Aluminum Corp.	869,470
20,800	Koppers Holdings, Inc.*	959,920
43,110	Kronos Worldwide, Inc.	984,201
		5,562,282

	Consumer, Cyclical-22.57%
12,620	Atlas Air Worldwide Holdings, Inc.*	830,396
48,590	Builders FirstSource, Inc.*	874,134
36,520	China Yuchai International, Ltd.	812,935
11,674	Flexsteel Industries, Inc.	591,872
36,830	GameStop Corp., Class A	760,908
57,120	Gray Television, Inc.*	896,784
19,030	Hawaiian Holdings, Inc.*	714,576
18,480	Insight Enterprises, Inc.*	848,602
149,910	JC Penney Co., Inc*	571,157
18,340	Meritage Homes Corp.*	814,296
11,460	Patrick Industries, Inc.*	963,786
19,850	Rush Enterprises, Inc., Class A*	918,856
38,320	Sally Beauty Holdings, Inc.*	750,306
22,265	SkyWest, Inc.	977,433
13,350	SodaStream International, Ltd.*	887,108
30,770	SPX Corp.*	902,792
57,120	Travelport Worldwide, Ltd.	896,784
23,060	Winnebago Industries, Inc.	1,031,935
		15,044,660

	Consumer, Non-cyclical-9.22%
23,855	Adtalem Global Education, Inc.	855,202
13,970	Grand Canyon Education, Inc.*	1,268,755
34,053	Natural Health Trends Corp.	813,867
20,840	TriNet Group, Inc.*	700,641
14,290	Universal Corp.	818,817
15,190	Viad Corp.	925,071
17,580	Weight Watchers International, Inc.*	765,609
		6,147,962

	Energy-3.96%
67,450	Diamond Offshore Drilling, Inc.*	978,025
90,773	Star Gas Partners LP	1,030,274
114,620	Sunrun, Inc.*	636,141
		2,644,440

	Financial-17.66%
29,070	American Equity Investment Life Holding Co.	845,356
38,850	Carlyle Group LP	916,860
15,452	ePlus, Inc.*	1,428,537
140,790	First BanCorp*	720,845
22,580	Houlihan Lokey, Inc.	883,555
67,700	iStar, Inc., REIT*	798,860
16,650	LGI Homes, Inc.*	808,690
20,420	Moelis & Co., Class A	879,081
13,550	Piper Jaffray Cos.	804,192
16,910	Potlatch Corp., REIT	862,410

Shares		Value
	Financial (continued)
19,000	Sunstone Hotel Investors, Inc., REIT	$305,330
37,900	TPG Specialty Lending, Inc.	794,384
16,885	Walker & Dunlop, Inc.*	883,592
40,490	Xenia Hotels & Res., REIT	852,315
		11,784,007

	Industrial-12.26%
55,010	American Axle & Manufacturing Holdings, Inc.*	967,076
12,340	Argan, Inc.	829,865
146,940	Frontline, Ltd.	887,518
41,970	Meritor, Inc.*	1,091,640
46,060	Milacron Holdings Corp.*	776,572
48,110	Modine Manufacturing Co.*	926,117
52,990	Ply Gem Holdings, Inc.*	903,479
14,650	Tenneco, Inc.	888,816
33,740	TriMas Corp.*	910,980
		8,182,063

	Technology-25.68%
88,600	Amkor Technology, Inc.*	934,730
11,350	Applied Optoelectronics, Inc.*	734,004
35,290	Blucora, Inc.*	892,837
32,980	Brooks Automation, Inc.	1,001,273
16,143	Deluxe Corp.	1,177,793
44,660	EVERTEC, Inc.	707,861
58,550	FormFactor, Inc.*	986,567
63,930	Innoviva, Inc.*	902,692
11,270	InterDigital, Inc.	831,162
37,680	Iridium Communications, Inc.*	388,104
41,710	KEMET Corp.*	881,332
10,710	Moog, Inc., Class A*	893,535
7,340	National Presto Industries, Inc.	781,343
87,560	Oclaro, Inc.*	755,643
37,180	Orbotech, Ltd.*	1,569,368
35,140	PC Connection, Inc.	990,597
45,135	Stars Group, Inc.*	925,268
59,680	TTM Technologies, Inc.*	917,282
45,520	Vishay Intertechnology, Inc.	855,776
		17,127,167

TOTAL COMMON STOCKS
(Cost $54,597,543)		66,492,581

Shares		Value
SHORT TERM INVESTMENTS-0.40%
	Mutual Fund-0.40%
265,834	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.883%	265,834

TOTAL SHORT TERM INVESTMENTS
(Cost $265,834)		265,834

TOTAL INVESTMENT SECURITIES-100.09%
(Cost $54,863,377)		66,758,415
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.09)%		(58,012)
NET ASSETS-100.00%		$66,700,403

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-91.82%
	Basic Materials-9.69%
17,325	AK Steel Holding Corp.*	$96,847
5,125	Chemours Co.	259,376
4,425	Goodyear Tire & Rubber Co.	147,131
6,975	Huntsman Corp.	191,254
8,105	Kronos Worldwide, Inc.	185,037
6,285	Louisiana-Pacific Corp.*	170,198
12,210	Platform Specialty Products Corp.*	136,142
4,175	Steel Dynamics, Inc.	143,912
2,075	Trinseo SA	139,233
		1,469,130

	Consumer, Cyclical-18.84%
2,850	Big Lots, Inc.	152,674
2,375	Brunswick Corp.	132,929
1,325	Copa Holdings SA, Class A	165,002
2,165	Deckers Outdoor Corp.*	148,108
6,540	Gap, Inc.	193,126
2,830	Hawaiian Holdings, Inc.*	106,266
2,685	Hyatt Hotels Corp., Class A*	165,906
7,275	JetBlue Airways Corp.*	134,806
3,600	Kohl's Corp.	164,340
2,300	Meredith Corp.	127,650
2,175	Nexstar Media Group, Inc., Class A	135,502
3,255	Nordstrom, Inc.	153,473
75	NVR, Inc.*	214,125
33,025	Office Depot, Inc.	149,933
6,675	PulteGroup, Inc.	182,428
1,875	Scripps Networks Interactive, Inc., Class A	161,044
3,065	Tempur Sealy International, Inc.*	197,754
1,375	Thor Industries, Inc.	173,126
		2,858,192

	Consumer, Non-cyclical-5.48%
4,300	Adtalem Global Education, Inc.	154,155
2,425	Fresh Del Monte Produce, Inc.	110,241
1,525	Helen of Troy, Ltd.*	147,773
1,595	Sanderson Farms, Inc.	257,624
36	Seaboard Corp.	162,180
		831,973

	Energy-1.37%
22,150	Chesapeake Energy Corp.*	95,245
10,450	Transocean, Ltd.*	112,442
		207,687

	Financial-23.25%
4,800	Aaron's, Inc.	209,424
3,175	AerCap Holdings NV*	162,274
7,425	AGNC Investment Corp., REIT	160,974
3,850	Air Lease Corp.	164,087
3,525	Assured Guaranty, Ltd.	133,069
7,910	Chimera Investment Corp., REIT	149,657
4,825	CoreCivic, Inc., REIT	129,165
3,975	Essent Group, Ltd.*	160,988
1,750	Evercore Partners, Inc., Class A	140,437

Shares		Value
	Financial (continued)
650	Everest Re Group, Ltd.	$148,454
5,100	GEO Group, Inc., REIT	137,190
4,380	Houlihan Lokey, Inc.	171,389
4,750	LaSalle Hotel Properties, REIT	137,845
3,575	LPL Financial Holdings, Inc.	184,363
12,850	MGIC Investment Corp.*	161,010
9,000	New Residential Investment Corp., REIT	150,570
6,575	Piedmont Office Realty Trust, Inc., Class A, REIT	132,552
7,400	Radian Group, Inc.	138,306
6,125	RLJ Lodging Trust, REIT	134,750
2,275	Ryman Hospitality Properties, Inc., REIT	142,165
9,475	Sunstone Hotel Investors, Inc., REIT	152,263
16,075	Two Harbors Investment Corp., REIT	162,036
7,775	Xenia Hotels & Res., REIT	163,664
		3,526,632

	Industrial-11.08%
1,875	Belden, Inc.	150,994
7,175	Dana, Inc.	200,613
2,450	GATX Corp.	150,822
1,000	Lear Corp.	173,080
3,750	MasTec, Inc.*	174,000
7,325	Owens-Illinois, Inc.*	184,297
2,100	Tenneco, Inc.	127,407
3,175	Timken Co.	154,146
1,600	Visteon Corp.*	198,032
2,470	XPO Logistics, Inc.*	167,417
		1,680,808

	Technology-19.77%
14,400	Amkor Technology, Inc.*	151,920
1,925	Arrow Electronics, Inc.*	154,789
1,100	CACI International, Inc., Class A*	153,285
2,325	Cirrus Logic, Inc.*	123,969
3,725	CommScope Holding Co., Inc.*	123,707
4,150	First Solar, Inc.*	190,402
2,825	Garmin, Ltd.	152,465
1,805	InterDigital, Inc.	133,119
4,925	Logitech International SA	179,566
9,050	Marvell Technology Group, Ltd.	161,995
3,325	NCR Corp.*	124,754
2,525	Spirit AeroSystems Holdings, Inc., Class A	196,243
10,050	Stars Group, Inc.*	206,025
1,200	SYNNEX Corp.	151,812
1,650	Tech Data Corp.*	146,603
5,000	Teradyne, Inc.	186,450
7,650	TiVo Corp.	151,853
8,925	Vishay Intertechnology, Inc.	167,790
6,075	West Corp.	142,580
		2,999,327

	Utilities-2.34%
2,400	National Fuel Gas Co.	135,864
8,550	NRG Energy, Inc.	218,794
		354,658

TOTAL COMMON STOCKS
(Cost $12,330,558)		13,928,407

Shares	Value
SHORT TERM INVESTMENTS-8.14%
Mutual Fund-8.14%
1,234,733	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.883%	$1,234,733

TOTAL SHORT TERM INVESTMENTS
(Cost $1,234,733)	1,234,733

TOTAL INVESTMENT SECURITIES-99.96%
(Cost $13,565,291)	15,163,140
OTHER ASSETS IN EXCESS OF LIABILITIES-0.04%	5,656
NET ASSETS-100.00%	$15,168,796

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-96.17%
	Basic Materials-2.44%
5,670	KMG Chemicals, Inc.	$311,170
8,920	Koppers Holdings, Inc.*	411,658
		722,828

	Consumer, Cyclical-21.59%
24,770	AV Homes, Inc.*	424,805
56,090	Avianca Holdings SA, Sponsored ADR	435,258
23,890	Big 5 Sporting Goods Corp.	182,758
18,470	Century Communities, Inc.*	456,209
17,780	China Yuchai International, Ltd.	395,783
58,580	Container Store Group, Inc.*	246,622
12,931	Flexsteel Industries, Inc.	655,602
16,990	FTD Cos., Inc.*	221,550
13,300	Haverty Furniture Cos., Inc.	347,795
18,860	Kimball International, Inc., Class B	372,862
15,740	M/I Homes, Inc.*	420,730
13,591	Patrick Industries, Inc.*	1,143,003
14,020	PCM, Inc.*	196,280
35,110	Tilly's, Inc., Class A	420,969
20,400	Wabash National Corp.	465,528
		6,385,754

	Consumer, Non-cyclical-10.14%
10,912	John B Sanfilippo & Son, Inc.	734,487
13,730	Kelly Services, Inc., Class A	344,486
19,550	Lantheus Holdings, Inc.*	347,990
4,990	Medifast, Inc.	296,256
33,308	Natural Health Trends Corp.	796,061
28,825	Omega Protein Corp.	479,936
		2,999,216

	Energy-6.20%
28,220	FutureFuel Corp.	444,183
3,320	REX American Resources Corp.*	311,516
95,041	Star Gas Partners LP	1,078,715
		1,834,414

	Financial-22.35%
55,430	Ashford Hospitality Trust, Inc., REIT	369,718
21,360	B. Riley Financial, Inc.	364,188
11,020	CorEnergy Infrastructure Trust, Inc., REIT	389,557
24,160	Enova International, Inc.*	324,952
19,626	ePlus, Inc.*	1,814,424
36,510	EZCORP, Inc., Class A*	346,845
29,390	Forestar Group, Inc.*	483,172
14,480	Jernigan Capital, Inc., REIT	297,564
20,030	LGI Homes, Inc.*	972,857
17,490	Maui Land & Pineapple Co., Inc.*	243,985

Shares		Value
	Financial (continued)
3,525	MutualFirst Financial, Inc.	$135,536
14,150	People's Utah Bancorp	459,168
5,370	Piper Jaffray Cos.	318,710
1,038	World Acceptance Corp.*	86,040
		6,606,716

	Industrial-17.34%
33,710	Advanced Emissions Solutions, Inc.	369,799
16,110	CAI International, Inc.*	488,455
21,350	Casella Waste Systems, Inc., Class A*	401,380
16,750	Ceco Environmental Corp.	141,705
34,300	Costamare, Inc.	211,974
71,170	DHT Holdings, Inc.	283,257
22,415	Global Brass & Copper Holdings, Inc.	757,627
4,440	NACCO Industries, Inc., Class A	380,952
10,900	NN, Inc.	316,100
8,750	Park-Ohio Holdings Corp.	399,000
19,540	Stoneridge, Inc.*	387,087
17,330	Tower International, Inc.	471,376
16,740	Vectrus, Inc.*	516,262
		5,124,974

	Technology-15.24%
13,490	Ducommun, Inc.*	432,354
25,460	Eastman Kodak Co.*	187,131
7,240	Engility Holdings, Inc.*	251,083
59,560	Extreme Networks, Inc.*	708,168
41,800	Iridium Communications, Inc.*	430,540
21,350	KEMET Corp.*	451,125
8,080	Nanometrics, Inc.*	232,704
16,136	Orbotech, Ltd.*	681,101
34,858	PC Connection, Inc.	982,647
17,860	Unisys Corp.*	151,810
		4,508,663

	Utilities-0.87%
18,320	IDT Corp., Class B	257,946
		257,946

TOTAL COMMON STOCKS
(Cost $22,413,522)		28,440,511

Shares	Value
SHORT TERM INVESTMENTS-3.90%
Mutual Fund-3.90%
1,154,232	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.883%	1,154,232

TOTAL SHORT TERM INVESTMENTS
(Cost $1,154,232)	1,154,232

TOTAL INVESTMENT SECURITIES-100.07%
(Cost $23,567,754)	29,594,743
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.07)%	(19,854)
NET ASSETS-100.00%	$29,574,889

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-72.07%
	Basic Materials-7.18%
1,000	Celanese Corp., Series A	$104,270
6,000	Ferro Corp.*	133,800
5,500	Newmont Mining Corp.	206,305
8,000	Platform Specialty Products Corp.*	89,200
1,200	Trinseo SA	80,520
1,500	Westlake Chemical Corp.	124,635
		738,730

	Consumer, Cyclical-13.83%
2,500	Best Buy Co., Inc.	142,400
2,500	Big Lots, Inc.	133,925
1,500	Carnival Corp.	96,855
8,000	Cato Corp., Class A	105,840
3,500	General Motors Co.	141,330
2,500	Insight Enterprises, Inc.*	114,800
2,000	Lennar Corp., Class A	105,600
6,100	Macy's, Inc.	133,102
3,500	SkyWest, Inc.	153,650
1,750	Wal-Mart Stores, Inc.	136,745
1,500	Wyndham Worldwide Corp.	158,115
		1,422,362

	Consumer, Non-cyclical-6.83%
1,000	Aetna, Inc.	159,010
2,000	Helen of Troy, Ltd.*	193,800
1,600	ManpowerGroup, Inc.	188,512
1,000	Sanderson Farms, Inc.	161,520
		702,842

	Energy-2.33%
20,000	Chesapeake Energy Corp.*	86,000
2,000	Valero Energy Corp.	153,860
		239,860

	Financial-12.12%
3,500	Aaron's, Inc.	152,705
1,150	American Financial Group, Inc.	118,967
1,000	Chubb, Ltd.	142,550
700	Goldman Sachs Group, Inc.	166,033
2,000	JPMorgan Chase & Co.	191,020
3,000	KB Financial Group, Inc., ADR	147,090
1,250	PNC Financial Services Group, Inc.	168,463
2,000	Torchmark Corp.	160,180
		1,247,008

	Industrial-10.96%
2,500	AGCO Corp.	184,425
1,500	Argan, Inc.	100,875
1,200	Deere & Co.	150,708
650	FedEx Corp.	146,627
2,000	MasTec, Inc.*	92,800
5,000	Owens-Illinois, Inc.*	125,800
5,000	Trinity Industries, Inc.	159,500

Shares or Principal Amount		Value
	Industrial (continued)
1,200	United Rentals, Inc.*	$166,488
		1,127,223

	Technology-16.34%
1,000	Amgen, Inc.	186,450
650	Apple, Inc.	100,178
375	Broadcom, Ltd.	90,953
1,250	Cabot Microelectronics Corp.	99,912
5,500	Corning, Inc.	164,560
4,500	Intel Corp.	171,360
500	Lockheed Martin Corp.	155,145
1,500	Motorola Solutions, Inc.	127,305
450	Northrop Grumman Corp.	129,474
6,000	ON Semiconductor Corp.*	110,820
500	Raytheon Co.	93,290
3,000	Tower Semiconductor, Ltd.*	92,250
5,000	Vishay Intertechnology, Inc.	94,000
750	Western Digital Corp.	64,800
		1,680,497

	Utilities-2.48%
4,000	CenterPoint Energy, Inc.	116,840
3,000	Public Service Enterprise Group, Inc.	138,750
		255,590

TOTAL COMMON STOCKS
(Cost $6,520,096)		7,414,112

EXCHANGE TRADED FUNDS-2.65%
1,750	iShares® MSCI Brazil Capped ETF	72,958
800	iShares® MSCI Chile Capped ETF	38,896
2,000	iShares® MSCI Eurozone ETF	86,640
1,500	iShares® MSCI France ETF	46,350
500	iShares® MSCI Mexico Capped ETF	27,305

TOTAL EXCHANGE TRADED FUNDS
(Cost $260,866)		272,149

Shares or Principal Amount		Value
CORPORATE BONDS-2.61%
	Communications-0.64%
$67,000	Walt Disney Co., 0.875%, 7/12/19	65,976

	Financial-0.49%
50,000	PNC Bank NA, 1.950%, 3/4/19	50,129

	Industrial-0.49%
50,000	General Electric Co., 2.700%, 10/9/22	50,931

	Technology-0.49%
50,000	Microsoft Corp., 1.850%, 2/6/20	50,198

	Utilities-0.50%
50,000	Georgia Power Co., 5.400%, 6/1/18	51,179

TOTAL CORPORATE BONDS
(Cost $268,022)		268,413

Shares or Principal Amount		Value
CLOSED-END FUNDS-0.43%
5,250	Aberdeen Chile Fund, Inc.	44,048

Shares or Principal Amount		Value
TOTAL CLOSED-END FUNDS
(Cost $29,389)		$44,048

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-20.01%
	U.S. Treasury Notes-16.21%
$600,000	1.500%, 5/15/20	598,687
500,000	1.875%, 4/30/22	499,375
575,000	2.000%, 6/30/24	569,632
		1,667,694
	United States Treasury Inflation Indexed Bonds-3.80%
380,139	0.625%, 7/15/21	390,567

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $2,066,501)		2,058,261

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-0.78%
	Mutual Fund-0.78%
80,702	First American Government Obligations Fund , Class Z, 7-Day Yield 0.883%	80,702

TOTAL SHORT TERM INVESTMENTS
(Cost $80,702)		80,702

TOTAL INVESTMENT SECURITIES-98.55%
(Cost $9,225,576)		10,137,685
OTHER ASSETS IN EXCESS OF LIABILITIES-1.45%		149,363
NET ASSETS-100.00%		$10,287,048

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND
SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS-86.78%
	Basic Materials-12.42%
6,330	Avery Dennison Corp.	$622,492
7,800	Celanese Corp., Series A(a)	813,306
6,550	Cooper Tire & Rubber Co.(a)	244,970
3,960	DowDuPont, Inc.	274,151
17,790	Goodyear Tire & Rubber Co.(a)	591,517
		2,546,436

	Consumer, Cyclical-11.68%
2,870	Alaska Air Group, Inc.(a)	218,895
10,540	Best Buy Co., Inc.	600,358
8,700	Big Lots, Inc.	466,059
10,290	Meritage Homes Corp.*(a)	456,876
6,930	Southwest Airlines Co.(a)	387,941
3,380	Wal-Mart Stores, Inc.	264,113
		2,394,242

	Consumer, Non-cyclical-15.87%
2,130	Aetna, Inc.(a)	338,691
3,890	Grand Canyon Education, Inc.*	353,290
5,040	ManpowerGroup, Inc.	593,813
13,545	Pfizer, Inc.(a)	483,557
3,060	Sanderson Farms, Inc.	494,251
10,520	Toro Co.	652,871
1,720	UnitedHealth Group, Inc.(a)	336,862
		3,253,335

	Financial-15.49%
8,240	Aaron's, Inc.	359,511
3,450	Aflac, Inc.	280,795
14,790	Chimera Investment Corp., REIT	279,827
9,750	Fifth Third Bancorp	272,805
8,140	JPMorgan Chase & Co.(a)	777,451
15,690	Regions Financial Corp.	238,959
5,750	Travelers Cos., Inc.(a)	704,490
5,120	Unum Group	261,786
		3,175,624

	Industrial-8.48%
4,500	Deere & Co.	565,155
9,560	Owens-Illinois, Inc.*	240,530
5,160	Republic Services, Inc.	340,870
4,260	United Rentals, Inc.*	591,032
		1,737,587

	Technology-16.40%
1,760	Apple, Inc.	271,251
9,870	Cisco Systems, Inc.	331,928
7,360	Corning, Inc.	220,211
6,625	Deluxe Corp.(a)	483,360
1,680	International Business Machines Corp.	243,734
9,830	Kulicke & Soffa Industries, Inc.*	212,033
985	Lockheed Martin Corp.(a)	305,636
2,850	Northrop Grumman Corp.(a)	820,002

Shares		Value
	Technology (continued)
5,480	Western Digital Corp.	$473,472
		3,361,627

	Utilities-6.44%
2,590	American Electric Power Co., Inc.(a)	181,922
7,040	Edison International(a)	543,277
14,745	PNM Resources, Inc.(a)	594,224
		1,319,423

TOTAL COMMON STOCKS
(Cost $11,994,025)		17,788,274

Shares		Value
SHORT TERM INVESTMENTS-13.40%
	Mutual Fund-13.40%
2,746,254	First American Treasury Obligations Fund, Class Z, 7-Day Yield 0.883%	2,746,254

TOTAL SHORT TERM INVESTMENTS
(Cost $2,746,254)		2,746,254

TOTAL INVESTMENT SECURITIES-100.18%
(Cost $14,740,279)		20,534,528
SECURITIES SOLD SHORT-(5.50)%
(Proceeds $1,067,561)		(1,126,417)
OTHER ASSETS IN EXCESS OF LIABILITIES-5.32%		1,089,634 (b)
NET ASSETS-100.00%		$20,497,745

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(5.50)%
	Energy-(2.73)%
(3,660)	Anadarko Petroleum Corp.	$(178,791)
(5,300)	Continental Resources, Inc.	(204,633)
(2,510)	Schlumberger, Ltd.	(175,098)
		(558,522)
	Exchange Traded Funds-(1.08)%
(1,770)	iShares® Russell 1000 Growth ETF	(221,356)

	Technology-(1.69)%
(1,400)	Incyte Corp., Ltd.	(163,436)
(1,960)	salesforce.com, Inc.	(183,103)
		(346,539)

TOTAL COMMON STOCKS SOLD SHORT		(1,126,417)
(Proceeds $1,067,561)

TOTAL SECURITIES SOLD SHORT-(5.50)%
(Proceeds $1,067,561)		$(1,126,417)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $5,903,466.
(b)	Includes cash which is being held as collateral for securities sold short in the amount of $1,086,126.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2017 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust). The James Balanced: Golden Rainbow Fund registered T Class Shares with the Securities and Exchange Commission on April 3, 2017. As of September 30, 2017, the James Balanced: Golden Rainbow Fund has not offered T Class Shares to shareholders and as such, no financial data is included within this quarterly report.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies. The Adviser defines mid-capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P MidCap 400® Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. This Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their quarterly Schedule of Investments, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation
The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation
Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds & notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2017 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -
Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,373,130,883	$1,589,748	$–	$1,374,720,631
Exchange Traded Funds	26,237,071	–	–	26,237,071
Corporate Bonds	–	350,245,649	–	350,245,649
Mortgage Backed Securities	–	15,144,217	–	15,144,217
U.S. Government Agencies	–	228,604,815	–	228,604,815
U.S. Treasury Bonds & Notes	789,738,166	–	–	789,738,166
Foreign Bonds	–	27,077,624	–	27,077,624
Municipal Bonds	–	198,892,243	–	198,892,243
Short Term Investments	133,178,208	–	–	133,178,208
Total	$2,322,284,328	$821,554,296	$–	$3,143,838,624

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$66,492,581	$–	$–	$66,492,581
Short Term Investments	265,834	–	–	265,834
Total	$66,758,415	$–	$–	$66,758,415

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,928,407	$–	$–	$13,928,407
Short Term Investments	1,234,733	–	–	1,234,733
Total	$15,163,140	$–	$–	$15,163,140

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,957,339	$483,172	$–	$28,440,511
Short Term Investments	1,154,232	–	–	1,154,232
Total	$29,111,571	$483,172	$–	$29,594,743

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,414,112	$–	$–	$7,414,112
Closed-End Funds	44,048	–	–	44,048
Exchange Traded Funds	272,149	–	–	272,149
Corporate Bonds	–	268,413	–	268,413
U.S. Treasury Bonds & Notes	2,058,261	–	–	2,058,261
Short Term Investments	80,702	–	–	80,702
Total	$9,869,272	$268,413	$–	$10,137,685

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,788,274	$–	$–	$17,788,274
Short Term Investments	2,746,254	–	–	2,746,254
Total	$20,534,528	$–	$–	$20,534,528

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(1,126,417)	$–	$–	$(1,126,417)
TOTAL	$(1,126,417)	$–	$–	$(1,126,417)

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2017 (Unaudited)

	Level 1		Level 2
James Balanced: Golden Rainbow Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$-	$(1,589,748)	$1,589,748	$-
Total	$-	$(1,589,748)	$1,589,748	$-

	Level 1		Level 2
James Micro Cap Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$-	$(483,172)	$483,172	$-
Total	$-	$(483,172)	$483,172	$-

The transfer amounts disclosed in the table above represent the value of the securities as of September 30, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at June 30, 2017. The above transfers from Level 1 to Level 2 were due to the inability to obtain a closing market price due to an inactive market to trade.

Investment Transactions
Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2017, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation
The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion  of realized  and  unrealized  gains  or losses  on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is  included in realized and unrealized gains or losses on investments, when applicable.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2017 (Unaudited)

Exchange Traded Funds (ETFs)
Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Short Sales and Segregated Cash
The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense.  The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or equity securities sufficient to collateralize the market value of the Fund’s short positions.

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the three months ended September 30, 2017, the James Micro Cap Fund utilized its line of credit. The average amount of borrowings was $270,000 over 5 days with a weighted-average interest rate of 4.25%. During the three month period ended September 30, 2017, the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund did not utilize line of credit.  Interest on funded and unfunded loans was $159 for the James Micro Cap Fund for the three month period ended September 30, 2017.  Each Fund’s line of credit agreement expired on July 11, 2017 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 10, 2018
James Small Cap Fund	$3,500,000	Prime Rate*	July 10, 2018
James Mid Cap Fund	$750,000	Prime Rate*	July 10, 2018
James Micro Cap Fund	$1,500,000	Prime Rate*	July 10, 2018
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 10, 2018
James Long-Short Fund	$3,000,000	Prime Rate*	July 10, 2018

*	The rate at which the Bank announces its prime lending rate

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 21, 2017

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	November 21, 2017